Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
(215) 564-8000

September 19, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Delaware Pooled Trust (“Registrant”)
File No. 033-40991 and 811-06322

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement relating to the Registrant’s Prospectus dated February 28, 2017 (effective March 31, 2017, as amended and restated April 5, 2017), relating to the Macquarie Emerging Markets Portfolio II, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 31, 2017 (SEC Accession No. 0001680289-17-000143) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at (215) 564-8099.

Very truly yours,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Bruce G. Leto Kathryn R. Williams Delaware Investments